Distribution of Capital Expenditure by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 32,779	$ 29,488	$ 33,026
Ireland
Property, Plant and Equipment [Line Items]
Capital Expenditures	15,117	3,976	12,406
Rest Of Europe
Property, Plant and Equipment [Line Items]
Capital Expenditures	2,278	1,887	2,506
United States
Property, Plant and Equipment [Line Items]
Capital Expenditures	12,224	20,842	13,389
Other
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 3,160	$ 2,783	$ 4,725